UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenleaf Trust
Address: 100 W. Michigan Ave., Ste. 100
         Kalamazoo, Michigan  49007

13F File Number:  28-10142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William D. Johnston
Title:     President
Phone:     269-388-9800

Signature, Place, and Date of Signing:

     William D. Johnston     Kalamazoo, MI     February 14, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     77

Form 13F Information Table Value Total:     $310,205 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc			COM	001055102	5100	128019	sh		shared	0	101319	0	26700
Affiliated Computer Services	CL A	008190100	6104	101408	sh		shared	0	77613	0	23795
Alberto Culver Co		COM	013068101	5619	115694	sh		shared	0	92734	0	22960
Ambac Financial Group Inc	COM	023139108	7189	87527	sh		shared	0	68058	0	19469
American Intl Group Inc		COM	026874107	399	6070	sh		shared	0	2172	0	3898
Amgen Inc			COM	031162100	495	7716	sh		shared	0	5167	0	2549
Amphenol Corp NEW		CL A	032095101	5677	154505	sh		shared	0	123720	0	30785
Automatic Data Processing	COM	053015103	259	5850	sh		shared	0	2300	0	3550
BP PLC	Sponsored 		ADR	055622104	474	8113	sh		sole	0	3201	0	4912
Bank of America			COM	060505104	5593	119018	sh		shared	0	96493	0	22525
Bed Bath Beyond Inc		COM	075896100	5335	133944	sh		shared	0	106364	0	27580
Berkshire Hathaway Inc Del	CL A	084670108	6768	77	sh		sole	0	77	0	0
Best Buy Inc			COM	086516101	4314	72600	sh		shared	0	58345	0	14255
Bright Horizon Family Solutions	COM	109195107	2635	40693	sh		shared	0	32068	0	8625
CDW Corporation			COM	12512N105	4227	63704	sh		shared	0	48734	0	14970
Carrington Labs Inc		COM	144525102	135	22000	sh		sole	0	22000	0	0
Cheesecake Factory Inc		COM	163072101	2257	69517	sh		shared	0	50923	0	18595
Chemical Fincl Corp		COM	163731102	259	6025	sh		shared	0	6025	0	0
Chico's Fas			COM	168615102	4262	93599	sh		shared	0	75452	0	18147
Cisco Sys Inc			COM	17275R102	372	19247	sh		sole	0	10205	0	9042
Citigroup Inc			COM	172967101	6991	145106	sh		shared	0	110746	0	34360
ConocoPhillips			COM	20825C104	201	2320	sh		sole	0	0	0	2320
Dell Inc			CL B	24702R101	6082	144318	sh		shared	0	115648	0	28670
Dow Chem Co			COM	260543103	376	6979	sh		sole	0	4695	0	2284
Electronic Arts Inc		COM	285512109	4501	72969	sh		shared	0	55634	0	17335
Enerplus Res Fd	Unit TR 	G NEW	29274D604	2368	65221	sh		shared	0	52066	0	13155
Expeditors Intl Wash Corp	COM	302130109	204	3650	sh		shared	0	0	0	3650
Exxon Mobil Corp		COM	30231G102	1025	20005	sh		shared	0	17949	0	2056
Factset Resh Sys Inc		COM	303075105	2616	44768	sh		shared	0	34813	0	9955
Fastenal Co			COM	311900104	5572	90510	sh		shared	0	69108	0	21402
Fifth Third Bancorp		COM	316773100	1911	40409	sh		shared	0	27781	0	12628
First Data Corp			COM	319963104	212	4980	sh		shared	0	0	0	4980
First National Lincoln Corporat	COM	335716106	251	14400	sh		sole	0	0	0	14400
Flaherty & Crmn/Clymr Pfd Se	COM SHS	338478100	888	34164	sh		sole	0	34164	0	0
Flaherty & Crumrine Pfd Inc	COM	33848E106	912	67525	sh		shared	0	66175	0	1350
Fortune Brands Inc		CLBCONV	349631101	5598	72535	sh		shared	0	57515	0	15020
General Electric Co		COM	369604103	916	25104	sh		shared	0	20404	0	4700
Gentex Corp			COM	371901109	2215	59824	sh		shared	0	43984	0	15840
Harley Davidson Inc		COM	412822108	3879	63858	sh		shared	0	49613	0	14245
Huntington Bancshares Inc	COM	446150104	216	8722	sh		sole	0	8522	0	200
Intel Corp			COM	458140100	355	15190	sh		shared	0	8765	0	6425
IBM Corp			COM	459200101	249	2530	sh		shared	0	2430	0	100
ISHARES TR		S&P500/BAR GRW	464287309	706	12217	sh		sole	0	10277	0	1940
ISHARES TR		S&P500/BAR VAL	464287408	3064	48733	sh		sole	0	46000	0	2733
ISHARES TR		S&P Midcp Grow	464287606	365	2715	sh		sole	0	2510	0	205
ISHARES TR		S&P SMLCP VALU	464287879	1906	15650	sh		shared	0	14512	0	1138
ISHARES TR		S&P SMLCP GROW	464287887	1810	16900	sh		sole	0	14024	0	2876
JPMorgan & Chase & CO		COM	46625H100	939	24076	sh		shared	0	12170	0	11906
Johnson & Johnson		COM	478160104	625	9854	sh		shared	0	7754	0	2100
Kronos Inc			COM	501052104	4800	93875	sh		shared	0	74600	0	19275
L-3 Communications Hldg Corp	COM	502424104	4861	66365	sh		shared	0	51660	0	14705
La Jolla Pharmaceutical Co	COM	503459109	29	17350	sh		sole	0	17350	0	0
MBNA Corp			COM	55262L100	5965	211590	sh		shared	0	163739	0	47851
McGraw Hill Cos Inc		CL A	580645109	2691	29395	sh		shared	0	22225	0	7170
Medtronic Inc			COM	585055106	414	8327	sh		shared	0	8327	0	0
Microsoft Corp			COM	594918104	432	16162	sh		shared	0	10490	0	5672
MIDCAP SPDR TR		UNIT SER 1	595635103	2686	22197	sh		sole	0	19426	0	2771
Morgan Stanley Emer Mkts Fd	COM	61744G107	4774	271713	sh		shared	0	269263	0	2450
National City Corp		COM	635405103	1277	34009	sh		shared	0	26857	0	7152
Oracle Corp			COM	68389X105	214	15621	sh		shared	0	2125	0	13496
O Reilly Automotive Inc		COM	686091109	5890	130738	sh		shared	0	101023	0	29715
Parker Drilling Co		COM	701081101	39	10000	sh		sole	0	10000	0	0
Pepsico Inc			COM	713448108	421	8060	sh		shared	0	2409	0	5651
Pfizer Inc			COM	717081103	24424	908301	sh		shared	0	448249	0	460052
Polaris Industries		COM	731068102	3979	58503	sh		shared	0	44432	0	14071
Rare Hospitality Intl Inc	COM	753820109	2523	79176	sh		shared	0	64351	0	14825
Respironics Inc			COM	761230101	4146	76266	sh		shared	0	59491	0	16775
SBC Communications Inc		COM	78387G103	249	9650	sh		sole	0	6650	0	3000
SFBC Intl Inc			COM	784121105	2525	63925	sh		shared	0	51255	0	12670
SPDR TR			UNIT SER 1	78462F103	1452	12017	sh		sole	0	10683	0	1334
Sara Lee Corp			COM	803111103	368	15258	sh		sole	0	15258	0	0
Shuffle Master Inc		COM	825549108	2426	51515	sh		shared	0	40740	0	10775
Stryker Corp			COM	863667101	94592	1960449	sh		shared	0	793765	0	1166684
Symantec Corp			COM	871503108	4828	187408	sh		shared	0	143938	0	43470
Sysco Corp			COM	871829107	5242	137338	sh		shared	0	107173	0	30165
3M Company			COM	88579Y101	214	2606	sh		shared	0	2606	0	0
Viacom Inc			CL B	925524308	1837	50473	sh		shared	0	41273	0	9200
Walgreen Co			COM	931422109	2482	64685	sh		shared	0	46860	0	17825

